Cover Page	Feb. 12, 2020
Document Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001656936
Document Type	8-K
Document Period End Date	Feb. 12, 2020
Entity Registrant Name	MGM Growth Properties LLC
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37733
Entity Tax Identification Number	47-5513237
Entity Address, Address Line One	1980 Festival Plaza Drive, Suite #750
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89135
City Area Code	702
Local Phone Number	669-1480
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Shares of MGM Growth Properties LLC, No Par Value
Trading Symbol	MGP
Security Exchange Name	NYSE
MGM Growth Properties [Member]
Document Information [Line Items]
Entity Registrant Name	MGM Growth Properties Operating Partnership LP
Entity Incorporation, State or Country Code	DE
Entity File Number	333-215571
Entity Tax Identification Number	81-1162318
Entity Emerging Growth Company	false